STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Net gain from investment in Master Trust (Note 3)	$ 203,806
Member contributions	51,277
Employer contributions	5,603
Transfers to Plan	7,760
Interest on notes receivable from members	4,123
Total Additions	272,569
Deductions
Distributions to members	129,187
Transfers from the Plan	3,658
Fees and expenses	1,709
Total Deductions	134,554
Net Increase	138,015
Net Assets Available for Benefits at Beginning of Year	1,536,213
Net Assets Available for Benefits at End of Year	$ 1,674,228